Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Salient MF Trust
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Nov. 24, 2014